Accounts payable and accrued expenses (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Accounts payable and accrued expenses [Abstract]
Accounts payable		$ 9,203	$ 14,580
Accrued interest		2,036	643
Accrued voyage expenses		4,829	8,019
Accrued employee compensation		3,306	2,391
Other	[1]	1,120	3,764
Total accounts payable and accrued expenses	[2]	20,493	$ 29,398
Accrued operating expenses and accrued capital expenditures		$ 0

[1]	In 2022, other includes accrued operating expenses and accrued capital expenditures. In 2023, there were no accrued operating expenses and accrued capital expenditures.
[2]	Amounts carried at amortized cost.